Trade receivables (Tables)	6 Months Ended
Jun. 30, 2025
Trade and other receivables [abstract]
Disclosure of detailed information about trade receivables
Trade receivables include the following:

in € thousand	June 30, 2025	December 31, 2024
Trade receivables	22,297	35,182
Less: loss allowance of receivables	(52)	(52)
Contract assets	1,877	75
TRADE RECEIVABLES, NET	24,122	35,205